Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Aug. 21, 2014